NET INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
NET INCOME PER SHARE
Net income attributable to TAL Education Group shareholders	$ 67,156,575	$ 60,605,772	$ 33,440,066
Shares (denominator):
Weighted average shares outstanding Basic	158,381,576	156,726,994	155,607,458
Dilutive effect of non-vested shares award	5,208,073	2,717,934	1,023,632
Diluted (in shares)	163,589,649	159,444,928	156,631,090
Net income per common share attributable to TAL Education Group shareholders-basic (in dollars per share)	$ 0.42	$ 0.39	$ 0.21
Net income per common share attributable to TAL Education Group shareholders-diluted (in dollars per share)	$ 0.41	$ 0.38	$ 0.21
Anti-dilutive shares
Nonvested shares excluded from calculation of diluted weighted average number of common shares as their effect was anti-dilutive	1,976,750	918,100	6,479,600